Bank Borrowings and Banking Facilities (Details Textual) - HKD HKD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Loans Payable to Bank, Noncurrent	HKD 28,571	HKD 50,000
Total Credit Facilities With Banks	380,200	380,200
Unused Credit Facilities With Banks	350,977	330,200
Import Loans	HKD 652	HKD 0
Weighted Average Interest Rate On Bank Loans	1.80%	2.80%	1.70%
Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate Terms	6 months	6 months
Import Loans Interest Rate	1.88%
Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate Terms	3 months	3 months
Import Loans Interest Rate	1.25%
Tokyo Mitsubishi Ufj Ltd [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Number Of Quarterly Installments		7
Installment Amount		HKD 7,143
Debt Instrument, Interest Rate Terms		1.5% per annum above HIBOR
Loans Payable to Bank, Noncurrent	HKD 6
Line Of Credit Facility Revolving Loan		HKD 50,000
Debt Instrument, Maturity Date		Apr. 29, 2015
Repayments of Lines of Credit		HKD 50,000